Intangible Assets - Additional Information (Details) - USD ($) $ in Millions	Jan. 01, 2017	Oct. 31, 2016	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2010
Blue Waters
Finite-Lived Intangible Assets [Line Items]
Goodwill, acquired		$ 2.1
Trademarks
Finite-Lived Intangible Assets [Line Items]
Value of the asset			$ 1.2	$ 1.3	$ 1.6
Aspen trademark
Finite-Lived Intangible Assets [Line Items]
Value of the asset			1.2
Insurance Licenses
Finite-Lived Intangible Assets [Line Items]
Value of the asset			16.7	$ 16.7	$ 16.7	$ 10.0
Insurance Licenses | Aspen Specialty
Finite-Lived Intangible Assets [Line Items]
Value of the asset			4.5
Insurance Licenses | Aspen U.K.
Finite-Lived Intangible Assets [Line Items]
Value of the asset			$ 2.1
Digital Re
Finite-Lived Intangible Assets [Line Items]
Goodwill, acquired	$ 1.8
Equity method investment, ownership percentage	49.00%